COMMITMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
COMMITMENTS

29. COMMITMENTS

(a) Operating lease commitments

The Company leases production factories, warehouses and employees’ hostel from unrelated parties under non-cancellable operating lease arrangements. The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Within one year	-	328	13,404
After one year and within five years	-	157	33,325
	-	485	46,729

As of December 31, 2022, total operating lease liabilities payable of discontinued operations amounts of RMB 33,325,000 (Note 30).

The leases typically run for an initial period of three years, with an option to renew the lease when all terms are renegotiated. Lease payments are usually increased every three years to reflect market rentals. None of the leases includes contingent rentals.

(b) Capital commitments

The Company’s capital expenditures consist of expenditures on property, plant and equipment and capital contribution. Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	26,074	30,000	30,000
Antelope Chengdu	46,889	65,250	62,250
Hainan Antelope Holding	63,726	63,726	63,726
Antelope Future (Yangpu)	60,970	63,726	63,726
Antelope Investment (Hainan)	50,000	50,000	50,000
Antelope Ruicheng Investment	47,245	50,000	50,000
Hangzhou Kylin Cloud Service Technology	-	4,500	-
Anhui Kylin Cloud Service Technology	2,900	4,900	-
Wenzhou Kylin Cloud Service Technology	5,000	-	-
Hubei Kylin Cloud Service Technology	5,000	-	-
Jiangxi Kylin Cloud Service Technology	5,000	-	-